Significant accounting policies - Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2019
Lab equipment [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20% declining balance
Computer equipment [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	30% declining balance
Office equipment [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20% declining balance
Leaseholds [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Depreciation method, property, plant and equipment	Straight-line over expected lease term
Leased buildings [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Depreciation method, property, plant and equipment	Straight-line over expected lease term